Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes	Significant components of the provision for income taxes are as follows:
	Years ended March 31,
	2021	2020

Current	$660	—
Deferred	—	—
Total provision for income taxes	$660	$—

Schedule of Effective Income Tax Rate Reconciliation	The following table reconciles China statutory rates to the Company’s effective tax rate:
	Years ended March 31,
	2021	2020

PRC statutory rates	20.0%	20..0%

Schedule of Taxes payable	Taxes payable consists of the following:
	Years ended March 31,
	2021	2020

VAT and other tax payable	$51,592	$8,901
Total	$51,592	$8,901